SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of General and Administrative Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of supplementary financial statement information [Abstract]
Payroll and related expenses	$ 2,000	$ 2,117	$ 1,706
Professional fees	1,991	2,028	1,248
Provision for doubtful accounts receivable	800	0	0
Insurance	808	939	1,046
Share based compensation	585	780	895
Depreciation	10	37	39
Other	127	409	132
General and administrative expenses	$ 6,321	$ 6,310	$ 5,066